UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      January 24, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    97506

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALTRIA GROUP INC               OPTIONS - CALLS  02209S2AO    14944   200000 SH  CALL SOLE                 200000        0        0
D BRINKS CO COM                  COMMON STOCK     109696104     6636   138500 SH       SOLE                 138500        0        0
D CENDANT CORP COM               COMMON STOCK     151313103     2381   138000 SH       SOLE                 138000        0        0
D DREYERS GRAND ICE CREAM        COMMON STOCK     261877104    23271   280780 SH       SOLE                 280780        0        0
D DU PONT E I DE NEMOURS & CO. C COMMON STOCK     263534109      383     9000 SH       SOLE                   9000        0        0
D ELAN CORP PLC ADR (REPR 1 ORD) OPTIONS - CALLS  2841318AB     1463   105000 SH  CALL SOLE                 105000        0        0
D ENGINEERED SUPPORT SYS INC COM COMMON STOCK     292866100    10681   256500 SH       SOLE                 256500        0        0
D GUIDANT CORP COM               COMMON STOCK     401698105    28237   436085 SH       SOLE                 436085        0        0
D GUIDANT CORP COM               OPTIONS - CALLS  4016980DL      725    11200 SH  CALL SOLE                  11200        0        0
D J. JILL GROUP INC              COMMON STOCK     466189107      381    20000 SH       SOLE                  20000        0        0
D MBNA CORP SEE CUSIP 060505104  COMMON STOCK     55262L100     1493    55000 SH       SOLE                  55000        0        0
D NEWS CORP CL A COM             COMMON STOCK     65248E104      956    61500 SH       SOLE                  61500        0        0
D SCO GROUP INC                  COMMON STOCK     78403A106      237    60000 SH       SOLE                  60000        0        0
D SPRINT NEXTEL CORP COM         COMMON STOCK     852061100     2955   126515 SH       SOLE                 126515        0        0
D WENDYS INTL INC COM            OPTIONS - CALLS  9505902AI     2763    50000 SH  CALL SOLE                  50000        0        0
S REPORT SUMMARY                 15 DATA RECORDS               97506        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED